Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 12,202,026	$ 1,564,362	$ 9,903,795	$ 13,635,605
Cost of revenue		(7,688,379)	(985,690)	(6,781,686)	(7,859,107)
Gross profit		4,513,647	578,672	3,122,109	5,776,498
Operating cost and expenses:
Sale and marketing		17,812,475	2,283,651	2,150,079	689,525
General and administrative		15,245,266	1,954,521	7,062,709	6,441,559
Total operating cost and expenses		33,057,741	4,238,172	9,212,788	7,131,084
Loss from operations		(28,544,094)	(3,659,500)	(6,090,679)	(1,354,586)
Other income (expense):
Interest income		136,059	17,443	179,516	361
Interest income on promissory notes		1,338,139	171,556
Government grants received					371,000
Refund of government grants		(750,000)	(96,154)
Foreign exchange (loss) gain, net		7,878	1,010	61,407	(27,599)
Sundry income		40,091	5,140	9,500	1,529
Total other incomes, net		772,167	98,995	250,423	345,291
Loss before income taxes		(27,771,927)	(3,560,505)	(5,840,256)	(1,009,295)
Income tax expense		(1,172)	(150)		(2,509)
NET LOSS		(27,773,099)	(3,560,655)	(5,840,256)	(1,011,804)
Other comprehensive income (loss):
Foreign currency translation adjustment		(16,180)	(2,074)	(1,440)	6,013
COMPREHENSIVE LOSS		$ (27,789,279)	$ (3,562,729)	$ (5,841,696)	$ (1,005,791)
Loss per share :-
- Basic | (per share)		$ (2.04)	$ (0.26)	$ (0.72)	$ (0.15)
- Diluted | (per share)		$ (2.04)	$ (0.26)	$ (0.72)	$ (0.15)
Weighted average number of ordinary shares
Basic	[1]	13,634,620	13,634,620	8,138,580	6,598,926
Diluted	[1]	13,634,620	13,634,620	8,138,580	6,598,926

[1]	The share amounts are presented on a retroactive basis (see Note 1).